787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

September 12, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock LifePath® Active 2025 Fund, a series of BlackRock Funds II

(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 2, 2016, to the Investor A, Institutional and Class R Shares Prospectus, dated February 26, 2016, for BlackRock LifePath® Active 2025 Fund (the “Fund”). The purpose of the filing is to submit the 497 filing dated September 2, 2016 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC

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